Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 19, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019	Jan. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of options for grant						24,413	21,613
Stock options expiration period		10 years		10 years
Vesting period		4 years		4 years
Shares available for grant		845		1,003
Options granted, Weighted average grant date fair value		$ 1.60		$ 0.42	$ 0.37
Unrecognized compensation expense related to unvested stock options		$ 4,061		$ 3,356	$ 3,315
Unrecognized compensation expense not yet recognized, period for recognition		2 years 4 months 24 days		2 years 5 months 26 days	2 years 9 months 25 days
Stock-based compensation		$ 14,493	$ 356	$ 1,525	$ 3,534
Capitalized costs		$ 20	$ 10	35	$ 133
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense				$ 2,476
Secondary Purchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stocks acquired from employees and non-employee service providers	3,132
Share price	$ 8.90
Secondary Purchase [Member] | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 13,833